Leases - Maturity Analysis of Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Total undiscounted lease obligations	$ 14,981	$ 21,722
Less than one year
Statement Line Items [Line Items]
Total undiscounted lease obligations	5,801	6,592
One to three years
Statement Line Items [Line Items]
Total undiscounted lease obligations	6,370	9,185
More than three years
Statement Line Items [Line Items]
Total undiscounted lease obligations	$ 2,810	$ 5,945